Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	402,422,924.59	23,490
Yield Supplement Overcollateralization Amount 02/28/23	13,422,179.46	0
Receivables Balance 02/28/23	415,845,104.05	23,490
Principal Payments	18,135,853.76	377
Defaulted Receivables	365,945.06	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	12,484,420.86	0
Pool Balance at 03/31/23	384,858,884.37	23,095

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.33%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,160,041.61	233
Past Due 61-90 days	1,019,343.90	49
Past Due 91-120 days	380,115.69	15
Past Due 121+ days	0.00	0
Total	6,559,501.20	297

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	252,935.80
Aggregate Net Losses/(Gains) - March 2023	113,009.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.12%
Third Prior Net Losses/(Gains) Ratio	0.64%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.51%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	37.78

Flow of Funds	$ Amount
Collections	19,586,110.51
Investment Earnings on Cash Accounts	23,081.31
Servicing Fee	(346,537.59)
Transfer to Collection Account	0.00
Available Funds	19,262,654.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	101,845.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,059,408.06
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,566,900.61

Total Distributions of Available Funds	19,262,654.23

Servicing Fee	346,537.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	396,918,292.43
Principal Paid	17,564,040.22
Note Balance @ 04/17/23	379,354,252.21

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-3
Note Balance @ 03/15/23	247,348,292.43
Principal Paid	17,564,040.22
Note Balance @ 04/17/23	229,784,252.21
Note Factor @ 04/17/23	58.8285336%

Class A-4
Note Balance @ 03/15/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	100,020,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	33,030,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	16,520,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	131,713.40
Total Principal Paid	17,564,040.22
Total Paid	17,695,753.62

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	61,837.07
Principal Paid	17,564,040.22
Total Paid to A-3 Holders	17,625,877.29

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1199390
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.9939174
Total Distribution Amount	16.1138564

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1583130
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.9668208
Total A-3 Distribution Amount	45.1251338

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	686.60
Noteholders' Principal Distributable Amount	313.40

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	5,504,632.16
Investment Earnings	21,020.27
Investment Earnings Paid	(21,020.27)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,688,854.36	$2,253,126.12	$2,512,503.11
Number of Extensions	80	100	109
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.52%	0.56%